Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated statements of profit or loss and other comprehensive income
Revenue	$ 75,914	$ 65,309	$ 142,347	$ 121,487
Royalty	(3,899)	(3,507)	(9,525)	(6,278)
Production costs	(28,702)	(23,954)	(53,522)	(46,576)
Depreciation	(4,131)	(4,042)	(8,017)	(7,901)
Gross profit	39,182	33,806	71,283	60,732
Net foreign exchange loss	(2,231)	(1,026)	(1,873)	(2,278)
Administrative expenses	(5,573)	(4,363)	(10,623)	(8,961)
Fair value gain (loss) on derivative financial instruments	11,501		15,496	(1,592)
Equity-settled share-based payments expense	(253)	(226)	(412)	(82)
Cash-settled share-based payments expense	(84)	(285)	(108)	(443)
Other expenses	(874)	(1,103)	(2,176)	(1,946)
Other income	37	75	98	141
Profit on the sale of non-current assets held for sale		8,540		8,540
Operating profit	41,705	35,418	71,685	54,111
Finance income	267	121	1,230	127
Finance cost	(1,311)	(602)	(4,958)	(1,502)
Profit before tax	40,661	34,937	67,957	52,736
Tax expense	(10,641)	(11,341)	(19,024)	(17,977)
Profit for the period	30,020	23,596	48,933	34,759
Other comprehensive income
Exchange differences on translation of foreign operations	411	239	104	446
Total comprehensive income for the period	30,431	23,835	49,037	35,205
Profit attributable to:
Owners of the Company	23,806	20,487	39,659	29,402
Non-controlling interests	6,214	3,109	9,274	5,357
Profit for the period	30,020	23,596	48,933	34,759
Total comprehensive income attributable to:
Owners of the Company	24,217	20,726	39,763	29,848
Non-controlling interests	6,214	3,109	9,274	5,357
Total comprehensive income for the period	$ 30,431	$ 23,835	$ 49,037	$ 35,205
Earnings per share
Basic earnings per share ($) (in dollars per share)	$ 1.36	$ 1.06	$ 2.16	$ 1.5
Diluted earnings per share ($) (in dollars per share)	$ 1.36	$ 1.06	$ 2.16	$ 1.5